Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2013
Commitments and Contingent Liabilities
Note 15. Commitments and Contingent Liabilities

In the normal course of business there are various outstanding commitments and contingent liabilities, which are not reflected in the accompanying financial statements. The Company does not anticipate any material losses as a result of these transactions. See Note 20 — Financial Instruments with Off-Balance Sheet Risk.